Share-Based Compensation (Details) - Schedule of stock option activity - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of stock option activity [Abstract]
Stock Options Outstanding, beginning balance	896,888	1,195,544
Weighted-Average Exercise Price Outstanding, beginning balance	$ 5.22	$ 14.18
Weighted-Average Remaining Contractual Term (Years) Outstanding, beginning balance		3 years 2 months 15 days
Aggregate Intrinsic Value Outstanding, beginning balance	$ 2,889	$ 3,194
Stock Options, Granted	64,736	121,291
Weighted-Average Exercise Price, Granted	$ 13.81	$ 6.71
Weighted-Average Remaining Contractual Term (Years), Granted	9 years 2 months 23 days	3 years 7 months 20 days
Stock Options, Exercised	(40,942)	(88,706)
Weighted-Average Exercise Price, Exercised	$ 0.24	$ 0.24
Aggregate Intrinsic Value, Exercised	$ 434	$ 705
Stock Options, Forfeited	(46,830)	(331,241)
Weighted-Average Exercise, Forfeited	$ 10.65	$ 11.86
Stock Options, Expired	(89,659)
Weighted-Average Exercise Price, Expired	$ 9.43
Stock Options Outstanding, ending balance	784,193	896,888
Weighted-Average Exercise Price Outstanding, ending balance	$ 5.91	$ 5.22
Weighted-Average Remaining Contractual Term (Years) Outstanding, term, ending	3 years 8 months 4 days	3 years 11 months 15 days
Aggregate Intrinsic Value, Outstanding, ending		$ 2,889
Stock Options, Vested and expected to vest	772,912
Weighted-Average Exercise Price, Vested and expected to vest	$ 5.85
Weighted-Average Remaining Contractual Term (Years), Vested and expected to vest	3 years 8 months 8 days
Aggregate Intrinsic Value, Vested and expected to vest
Stock Options, Vested and exercisable	496,830
Weighted-Average Exercise Price, Vested and exercisable	$ 5.83
Weighted-Average Remaining Contractual Term (Years, Vested and exercisable	3 years 7 months 9 days
Aggregate Intrinsic Value, Vested and exercisable